Note 2 - Cash and Balances Due from Banks (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments [Table Text Block]
	2015	2014

Cash on Hand and Cash Items	$9,061,678	$9,974,663
Noninterest-Bearing Deposits with Other Banks	13,194,968	14,498,207

	$22,256,646	$24,472,870